Investment in Equity-Accounted Investees (Tables)	12 Months Ended
Mar. 31, 2019
Equity Method Investments [Abstract]
Summary of Financial Information for Individually Immaterial Associates

The Group has interests in a number of individually immaterial associates. The following table analyses, in aggregate the carrying amount of interests and share of loss in these associates.

	As at March 31
Particulars	2018	2019
Carrying amount of interests in associates	16,316	5,244

	For the year ended March 31
Particulars	2017	2018	2019
Company's share of loss in associates	(1,702)	(1,998)	(887)